SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026
IfrsStatementLineItems [Line Items]
Bank loans	$ 2,623,655		$ 6,978,895
Other loans	26,600,000
Total	29,223,655		6,978,895
Secured	4,623,655		6,978,895
Unsecured	24,600,000
Total	29,223,655		6,978,895
Carrying amount repayable	6,978,895	$ 29,223,655
Amounts due within one year, shown under current liabilities with repayment on demand	29,223,655		$ 6,978,895
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Carrying amount repayable	1,950,574	26,638,984
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount repayable	5,028,321	2,542,107
Later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount repayable		$ 42,564